Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 43,375	$ 28,490
Cost of revenue	18,720	10,285
Gross profit	24,655	18,205
Operating expenses
Research and development	31,615	20,751
Sales and marketing	20,387	10,279
General and administrative	40,479	12,520
Loss on satellite deorbit and launch failure	0	666
Total operating expenses	92,481	44,216
Loss from operations	(67,826)	(26,011)
Other income (expense)
Interest income	23	54
Interest expense	(11,417)	(6,773)
Change in fair value of contingent earnout liability	67,026	0
Change in fair value of warrant liabilities	(1,600)	(198)
Other (expense) income, net	(5,021)	824
Total other income (expense), net	49,011	(6,093)
Loss before income taxes	(18,815)	(32,104)
Income tax provision	497	400
Net loss	$ (19,312)	$ (32,504)
Basic and diluted net loss per share	$ (0.31)	$ (1.85)
Weighted-average shares used in computing basic and diluted net loss per share	62,137,434	17,610,405